Note 4 Intangible Assets - (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683
[FiniteLivedIntangibleAssetsNet]	$ 488,526	$ 431,104